     As filed with the Securities and Exchange Commission on April 15, 2005
                         File Nos. 33-31894 and 811-5954


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  -------------
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 57                             [X]
                                       and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 58                                            [X]


                                 --------------

                       THE CHARLES SCHWAB FAMILY OF FUNDS
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000
                                 --------------


                                 Evelyn Dilsaver
                       The Charles Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and Address of Agent for Service)


                          Copies of communications to:
Richard W. Grant, Esq.      John M. Loder, Esq.      Koji E. Felton, Esq.
Morgan Lewis & Bockius LLP  Ropes & Gray             Charles Schwab
1701 Market Street          One International Place  Investment Management, Inc.
Philadelphia, PA 19103      Boston, MA 02110-2624    101 Montgomery Street
                                                     120KNY-14-109
                                                     San Francisco, CA 94104



It is proposed that this filing will become effective (check appropriate box):
         / /  Immediately upon filing pursuant to paragraph (b)
         /X/  On April 30, 2005, pursuant to paragraph (b)
         / /  60 days after filing pursuant to paragraph (a)(1)
         / /  On (date) pursuant to paragraph (a)(1)
         / /  75 days after filing pursuant to paragraph (a)(2)
         / / On (date) pursuant to paragraph (a)(2) of Rule 485 if appropriate, check the following box:
         /X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Trust's prospectuses for the Schwab Money Funds Sweep Investments(R): Schwab Money Market Fund TM, Schwab Government Money Fund TM, Schwab U.S. Treasury Money Fund TM; Schwab Municipal Money Funds: Schwab Municipal Money Fund TM - Sweep Shares, Schwab California Municipal Money Fund TM - Sweep Shares, Schwab New York Municipal Money Fund TM - Sweep Shares, Schwab New Jersey Municipal Money Fund TM, Schwab Pennsylvania Municipal Money Fund TM, Schwab Florida Municipal Money Fund TM, Schwab Massachusetts Municipal Money Fund TM; Schwab Value Advantage Investments TM: Schwab Value Advantage Money Fund(R) - Investor Shares, Schwab Municipal Money Fund TM - Value Advantage Shares TM, Schwab California Municipal Money Fund TM - Value Advantage Shares TM, Schwab New York Municipal Money Fund TM - Value Advantage Shares; Schwab Value Advantage Money Fund(R) Institutional Shares and Select Shares(R); Schwab Municipal Money Fund
TM: Institutional Shares and Select Shares(R); Schwab Retirement Advantage Money Fund TM, Schwab Retirement Money Fund(R); Schwab Government Cash Reserves TM; Schwab Advisor Cash Reserves TM Sweep Investments: Schwab Advisor Cash Reserves TM - Sweep Shares and Premier Sweep Shares; Schwab Cash Reserves TM - Sweep Investments are hereby incorporated by reference to Part A, of Post-Effective Amendment No. 56 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR on February 15, 2005 (Accession Number: 0000950134-05-003195).



The Trust's Statement of Additional Information for the Schwab Money Funds Sweep Investments(R): Schwab Money Market Fund TM, Schwab Government Money Fund TM, Schwab U.S. Treasury Money Fund TM; Schwab Municipal Money Funds: Schwab Municipal Money Fund TM - Sweep Shares, Schwab California Municipal Money Fund TM - Sweep Shares, Schwab New York Municipal Money Fund TM - Sweep Shares, Schwab New Jersey Municipal Money Fund TM, Schwab Pennsylvania Municipal Money Fund TM, Schwab Florida Municipal Money Fund TM, Schwab Massachusetts Municipal Money Fund TM; Schwab Value Advantage Investments TM: Schwab Value Advantage Money Fund(R) - Investor Shares, Schwab Municipal Money Fund TM - Value Advantage Shares TM, Schwab California Municipal Money Fund TM - Value Advantage Shares TM, Schwab New York Municipal Money Fund TM - Value Advantage Shares; Schwab Value Advantage Money Fund(R) Institutional Shares and Select Shares(R); Schwab Municipal Money Fund TM: Institutional Shares and Select Shares(R); Schwab Retirement Advantage Money Fund TM, Schwab Retirement Money Fund(R); Schwab Government Cash Reserves TM; Schwab Advisor Cash Reserves TM Sweep
Investments: Schwab Advisor Cash Reserves TM - Sweep Shares and Premier Sweep Shares; Schwab Cash Reserves TM - Sweep Investments are hereby incorporated by reference to Part B, of Post-Effective Amendment No. 56 to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission via EDGAR on February 15, 2005 (Accession Number:
0000950134-05-003195).



The Trust's Part C is hereby incorporated by reference to part C of Post-Effective Amendment No. 56 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR on February 15, 2005 (Accession Number: 0000950134-05-003195).

                                     PART C
                                OTHER INFORMATION
                       THE CHARLES SCHWAB FAMILY OF FUNDS

Item 23.    Financial Statements and Exhibits.

      (b)   Exhibits


      (a)   Articles of       Amended and Restated Agreement and Declaration of
            Incorporation     Trust, dated May 9, 1995, is incorporated by
                              reference to Exhibit (1), File No. 811-5954 of
                              Post-Effective Amendment No. 33 to Registrant's
                              Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

      (b)   By-laws           Amended and Restated By-Laws are incorporated by
                              reference to Exhibit (2), File No. 811-5954 of
                              Post-Effective Amendment No. 23 to Registrant's
                              Registration Statement on Form N-1A, was electronically filed on March 29, 1996.

      (c)   Instruments       (i)     Article III, Sections 4 and 5; Article IV,
            Defining                  Section 1; Article V; Article VI, Section
            Rights                    2; Article VIII, Section 4; and Article
            of Shareholders           IX, Sections 1, 4 and 7 of the Agreement
                                      and Declaration of Trust are incorporated by reference to Exhibit (1), File 811-5954 above.

                              (ii) Article 9 and Article 11 of the By-Laws are incorporated by reference to Exhibit
                                      (2), File 811-5954 above.

      (d)   Investment        (i)     Investment Advisory and Administration
            Advisory                  Agreement between Registrant and Charles
            Contracts                 Schwab Investment Management, Inc. (the
                                      "Investment Adviser") with respect to
                                      Schwab Money Market Fund, Schwab
                                      Government Money Fund and Schwab Municipal
                                      Money Fund, dated April 30, 1999, is
                                      incorporated herein by reference to
                                      Exhibit (d) (i), File No. 811-5954 of
                                      Post-Effective Amendment No. 37 to
                                      Registrant's Registration Statement on
                                      Form N-1A, was electronically filed on
                                      April 27, 1999.

                              (ii) Schedule A to the Investment Advisory and Administration Agreement between
                                      Registrant and the Investment Adviser with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund is incorporated herein by reference to Exhibit 5(b), File No. 811-5954 of Post-Effective Amendment No. 27 to Registrant's Registration Statement of Form N-1A, was electronically filed on April 30, 1997.

                              (iii) Schedule B to the Investment Advisory and Administration Agreement between
                                      Registrant and the Investment Adviser with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, is incorporated herein by reference to Exhibit 5(c), File No. 811-5954 of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 30, 1997.

                              (iv) Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (5)(d), File No. 811-5954 of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 30, 1997.

                              (v) Schedule A to the Investment Advisory and Administration Agreement between
                                      Registrant and the Investment Adviser
                                      dated June 15, 1994, is incorporated
                                      herein by reference to Exhibit (d)(v) to File No. 811-5954 of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A, was electronically filed on July 8, 2004.

                              (vi) Schedule B to the Investment Advisory and Administration Agreement between
                                      Registrant and the Investment Adviser,
                                      dated June 15, 1994, is incorporated
                                      herein by reference to Exhibit (d)(vi) to File No. 811-5954 of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 27, 1999.

                              (vii) Schedule C to the Investment Advisory and Administration Agreement between
                                      Registrant and the Investment Adviser with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab Institutional Advantage Money Fund,(R) Schwab Retirement Money Fund,(R) and Schwab New York Municipal Money Fund, dated June 15, 1994, is incorporated herein by reference to Exhibit (5)(g), File No. 811-5954 of Post-Effective Amendment No. 27 to Registrant's Registration Statement of Form N-1A, was electronically filed on April 30, 1997.

                              (viii) Schedule D to the Investment Advisory and Administration Agreement between
                                      Registrant and the Investment Adviser
                                      dated June 15, 1994 is incorporated herein by reference to Exhibit (d)(viii) to File No. 811-5954 of Post-Effective Amendment No. 55 to Registration Statement on Form N-1A, was electronically filed on July 8, 2004.

                              (ix) Letter of Agreement between Registrant and Investment Advisor dated June 9, 2004, is incorporated herein by reference to Exhibit (d)(ix) to File No. 811-5954 of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A, was electronically filed on July 8, 2004.

    (e)     Underwriting      (i)     Distribution Agreement between Registrant
            Contracts                 and Charles Schwab & Co., Inc. ("Schwab"),
                                      dated June 15, 1994, is incorporated
                                      herein by reference to Exhibit (6)(a),
                                      File No. 811-5954 of Post-Effective
                                      Amendment No. 33 to Registrant's
                                      Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                              (ii) Schedule A to the Distribution Agreement between Registrant and Schwab electronically filed herewith as Exhibit
                                      (e)(ii), File No. 811-5954.

    (f)     Bonus or Profit           Inapplicable.
            Sharing
            Contracts

    (g)     Custodian         (i)     Amended and Restated Custodian Services
            Agreements                Agreement between Registrant and PFPC
                                      Trust Company dated September 25, 2003,
                                      is incorporated herein by reference to
                                      Exhibit (g)(i), File No. 811-5954 of
                                      Post-Effective Amendment No. 54 to
                                      Registrant's Registration Statement on
                                      Form N-1A, was electronically filed on
                                      April 27, 2004.

                              (ii) Accounting Services Agreement between Registrant and PFPC Inc. dated May 22, 2002, is incorporated herein by reference to Exhibit (g)(ii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on December 15, 2002.

                              (iii)   Amended and Restated Foreign Custody
                                      Agreement between Registrant and PFPC
                                      dated September 25, 2003, is incorporated herein by reference to Exhibit (g)(iii), File No. 811-5954 of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 27, 2004.

                              (iv)    Amended and Restated Transfer Agency
                                      Agreement and Schedule B between
                                      Registrant and Schwab dated June 5, 1995, is incorporated herein by reference to Exhibit (8)(e), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed February 14, 1998.

                              (v) Schedule A and Schedule C to the Amended and Restated Transfer Agency Agreement dated May 29, 2003, is incorporated herein by reference to Exhibit (g)(v) to File No. 811-5954 of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A, was electronically filed on July 8, 2004.

                              (vi) Shareholder Service Agreement between Registrant and Schwab, dated May 1, 1993, is incorporated herein by reference to Exhibit (8)(h), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                              (vii) Schedule B to the Shareholder Service Agreement between Registrant and Schwab referred to at Exhibit (8)(h) above is incorporated herein by reference to Exhibit (8)(i), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                              (viii)  Schedules A and C to the Shareholder
                                      Service Agreement dated May 29, 2003, is incorporated herein by reference to Exhibit (g)(viii), File No. 811-5954 of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A, was electronically filed on July 8, 2004.

    (h)     Other Material            Inapplicable.
            Contracts

    (i)     Legal Opinion             Inapplicable.

    (j)     Other Opinion             Inapplicable.

    (k)     Omitted                   Inapplicable.
            Financial
            Statements

    (l)     Initial Capital   (i)     Purchase Agreement between Registrant and
            Agreements                Schwab relating to the Schwab U.S.
                                      Treasury Money Fund is incorporated herein by reference to Exhibit (13)(a), File No.
                                      811-5954 of Post-Effective Amendment No.
                                      33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                              (ii) Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund is incorporated herein by reference to Exhibit (13)(b), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                              (iii) Purchase Agreement between Registrant and Schwab relating to the Schwab Retirement Money Fund(R) and the Schwab Institutional Advantage Money Fund(R) is incorporated herein by reference to Exhibit (13)(c), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                              (iv) Purchase Agreement between Registrant and Schwab relating to the Schwab New York Municipal Money Fund is incorporated herein by reference to Exhibit (13)(d), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                              (v) Purchase Agreement between Registrant and Schwab relating to the Schwab Municipal Money Fund-Value Advantage Shares is incorporated herein by reference to Exhibit (13)(e), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                              (vi) Purchase Agreement between Registrant and Schwab relating to the Schwab California Municipal Money Fund-Value Advantage Shares is incorporated herein by reference to Exhibit (13)(f), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                              (vii) Purchase Agreement between Registrant and Schwab relating to the Schwab New York Municipal Money Fund-Value Advantage Shares is incorporated herein by reference to Exhibit (13)(g), File No. 811-5954 to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                              (viii) Purchase Agreement between Registrant and Schwab relating to the Schwab Government Cash Reserves Fund is incorporated herein by reference to Exhibit (13)(h), File No. 811-5954 of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 30, 1999.

                              (ix) Purchase Agreement between Registrant and Schwab relating to the Schwab New Jersey Municipal Money Fund is incorporated herein by reference to Exhibit (13)(i), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                              (x) Purchase Agreement between Registrant and Schwab relating to the Schwab Pennsylvania Municipal Money Fund is incorporated herein by reference to Exhibit (13)(j), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                              (xi) Purchase Agreement between Registrant and Schwab relating to the Schwab Florida Municipal Money Fund is incorporated herein by reference to Exhibit (13)(k), File No. 811-5954 of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 30, 1999.

                              (xii) Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund - Institutional Shares is incorporated herein by reference to Exhibit (l)(xii), File No. 811-5954 of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                              (xiii) Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund - Select Shares(R) is incorporated herein by reference to Exhibit (l)(xiii), File No. 811-5954 of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A was electronically filed on February 24, 2003.

                              (xiv) Purchase Agreement between Registrant and Schwab relating to the Schwab
                                      Massachusetts Municipal Money Fund is
                                      incorporated herein by reference to
                                      Exhibit (l)(xiv), File No. 811-5954 of
                                      Post-Effective Amendment No. 52 to
                                      Registrant's Registration Statement on
                                      Form N-1A, was electronically filed on May
                                      8, 2003.

                              (xv) Purchase Agreement between Registrant and Schwab relating to the Schwab Municipal Money Fund - Institutional Shares and Select Shares is incorporated herein by reference to Exhibit (l)(xv), File No. 811-5954 of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 27, 2004.

                              (xvi) Purchase Agreement between Registrant and Schwab relating to the Schwab Cash Reserves - Sweep Shares and Schwab Advisor Cash Reserves - Sweep Shares and Premier Sweep Shares is incorporated herein by reference to Exhibit (l)(xvi), File No. 811-5954 of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A, was electronically filed on July 8, 2004.

      (m)   Rule 12-b1 Plan

      (n)   Financial Data            Inapplicable
            Schedules

      (o)   Rule 18f-3 Plan   (i)     Amended and Restated Multiple Class Plan
                                      and Schedule A dated August 27, 2003, is incorporated herein by reference to
                                      Exhibit (o)(i), File No. 811-5954 of
                                      Post-Effective Amendment No. 55 to
                                      Registrant's Registration Statement on
                                      Form N-1A, was electronically filed on
                                      July 8, 2004.

      (p)   Power of          (i)     Power of Attorney executed by Mariann
            Attorney                  Byerwalter, September 4, 2002, is
                                      incorporated herein by reference to
                                      Exhibit (p)(i), File No. 811-5954 of
                                      Post-Effective Amendment No. 46, to
                                      Registrant's Registration Statement on
                                      Form N-1A, was electronically filed on
                                      November 15, 2002.

                              (ii) Power of Attorney executed by William A. Hasler, September 4, 2002, is incorporated herein by reference to Exhibit (p)(ii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                              (iii) Power of Attorney executed by Donald F. Dorward, September 4, 2002, is incorporated herein by reference to Exhibit (p)(iii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                              (iv) Power of Attorney executed by Robert G. Holmes, September 4, 2002, is incorporated herein by reference to Exhibit (p)(iv), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                              (v) Power of Attorney executed by Donald R. Stephens, September 4, 2002, is incorporated herein by reference to Exhibit (p)(v), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                              (vi) Power of Attorney executed by Michael W. Wilsey, September 4, 2002, is incorporated herein by reference to Exhibit (p)(vi), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                              (vii) Power of Attorney executed by Gerald B. Smith, September 4, 2002, is incorporated herein by reference to Exhibit (p)(vii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                              (viii) Power of Attorney executed by Charles R. Schwab, September 4, 2002, is incorporated herein by reference to Exhibit (p)(viii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                              (ix) Power of Attorney executed by Dawn Lepore, dated August 26, 2003, is incorporated herein by reference to Exhibit (p)(ix), File No. 811-5954 of Post-Effective Amendment No. 54, to Registrant's Registration Statement on Form N-1A, was electronically filed on April 27, 2004.

                              (x) Power of Attorney executed by Randall W. Merk, September 4, 2002, is incorporated herein by reference to Exhibit (p)(x), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                              (xi) Power of Attorney executed by Jeffrey M. Lyons, September 4, 2002, is incorporated herein by reference to Exhibit (p)(xi), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                              (xii) Power of Attorney executed by Tai-Chin Tung, September 4, 2002, is incorporated herein by reference to Exhibit (p)(xii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

      (q)   Code of Ethics    (i)     Code of Ethics adopted by Registrant,
                                      Charles Schwab Investment Management Inc.
                                      and Charles Schwab & Co. Inc., dated
                                      February 23, 2004, incorporated herein by reference to Exhibit (q)(i), File No.
                                      811-5954 of Post-Effective Amendment No.
                                      54, to Registrant's Registration Statement on Form N-1A, was electronically filed on April 27, 2004.

Item 24.    Persons Controlled by or under Common Control with Registrant.

Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"); are advised by the Investment Manager; and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.

Item 25.    Indemnification.

Article VIII of Registrant's Amended and Restated Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of Investment Manager

Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, and an investment adviser to certain non-investment company clients.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Charles Schwab & Co. Inc. is listed below.

Name and Position
with Registrant          Name of Company                               Capacity
--------------------------------------------------------------------------------------------------------
Charles R. Schwab,       Charles Schwab & Co., Inc.                    Chairman
Trustee and Chairman
                         The Charles Schwab Bank, N.A.                 Chairman, Director

                         The Charles Schwab Corporation                Chairman, Chief Executive Officer

                         Charles Schwab Investment Management, Inc.    Chairman

                         Schwab Holdings, Inc.                         Chief Executive Officer

                         Schwab International Holdings, Inc.           Chairman and Chief Executive
                                                                       Officer

                         Schwab (SIS) Holdings, Inc. I                 Chairman and Chief Executive
                                                                       Officer

                         Charles Schwab Holdings (UK)                  Chairman

                         All Kinds of Minds                            Director

                         Charles and Helen Schwab Foundation           Director

                         Siebel Systems                                Director

                         United States Trust Company of New York       Director

                         U.S. Trust Corporation                        Director

                         Stanford University                           Trustee

Name and Position
with Registrant          Name of Company                               Capacity
--------------------------------------------------------------------------------------------------------
                         The Gap, Inc.                                 Director until May 2004

                         Xign, Inc.                                    Director until June 2003

Jeremiah A. Chafkin      Charles Schwab & Co. Inc.                     Executive Vice President and
                                                                       President of Advised Investor

Christopher V. Dodds     Charles Schwab & Co., Inc.                    Executive Vice President and
                                                                       Chief Financial Officer

Carrie Dwyer             Charles Schwab & Co., Inc.                    Executive Vice President -
                                                                       Corporate Oversight and
                                                                       Corporate Secretary

Charles Goldman          Charles Schwab & Co., Inc.                    Executive Vice President,
                                                                       Strategy and Corporate
                                                                       Development

Jeffrey M. Lyons         Charles Schwab & Co., Inc.                    Executive Vice President and
                                                                       President, Active Trader
                                                                       Enterprise.  Prior to July 2004,
                                                                       Mr. Lyons was Executive Vice
                                                                       President, Asset Management
                                                                       Products & Services.

Randall W. Merk          Charles Schwab & Co., Inc.                    Executive Vice President and
                                                                       President, AMPS Enterprise.
                                                                       From September 2002 to July
                                                                       2004, Mr. Merk was President &
                                                                       CEO of CSIM.

Jan Hier-King            Charles Schwab & Co., Inc.                    Executive Vice President - Human
                                                                       Resources

Deborah McWhinney        Charles Schwab & Co., Inc.                    Executive Vice President and
                                                                       President, Schwab
                                                                       Institutional.

Gideon Sasson            Charles Schwab & Co., Inc.                    Executive Vice President, Chief
                                                                       Information Officer

Becky Saeger             Charles Schwab & Co., Inc.                    Executive Vice President, Brand
                                                                       Management and Marketing
                                                                       Communications

Maurisa Sommerfield      Charles Schwab & Co., Inc.                    Executive Vice President -
                                                                       Schwab Operations

Name and Position
with Registrant          Name of Company                               Capacity
--------------------------------------------------------------------------------------------------------
William Atwell           Charles Schwab & Co., Inc.                    Executive Vice President -
                                                                       Client Sales and Services and
                                                                       Schwab Bank

                         The Charles Schwab Bank, N.A.                 Director

Evelyn S. Dilsaver       Charles Schwab Investment Management, Inc.    President and Chief Executive
President and Chief                                                    Office
Executive Officer
                         Charles Schwab & Co. Inc.                     Executive Vice President.  From
                                                                       June 2003 to July 2004, Ms.
                                                                       Dilsaver was Senior Vice
                                                                       President of the Asset
                                                                       Management Products and Services
                                                                       Enterprise, with responsibility
                                                                       for product development and
                                                                       distribution.  Prior to this,
                                                                       Ms. Dilsaver was Executive Vice
                                                                       President of U.S. Trust, a
                                                                       subsidiary of The Charles Schwab
                                                                       Corporation, as its chief
                                                                       financial officer and chief
                                                                       administrative officer.

Stephen B. Ward,         Charles Schwab Investment Management, Inc.    Director, Senior Vice President
Senior Vice President                                                  and Chief Investment Officer
and Chief Investment
Officer                  The Charles Schwab Trust Company              Chief Investment Officer

Koji E. Felton,          Charles Schwab Investment Management, Inc.    Senior Vice President, Chief
Secretary                                                              Counsel and Assistant Corporate
                                                                       Secretary

                         Charles Schwab & Co., Inc.                    Senior Vice President, Deputy
                                                                       General Counsel

Randall Fillmore         Charles Schwab Investment Management, Inc.    Senior Vice President and Chief
Chief Compliance                                                       Compliance Officer
Officer

George Pereira           Charles Schwab Investment Management, Inc.    Senior Vice President and Chief
Treasurer and Chief                                                    Financial Officer
Financial Officer

Kimon P. Daifotis        Charles Schwab Investment Management, Inc.    Senior Vice President and Chief
Senior Vice President                                                  Investment Officer, Fixed Income
and Chief Investment
Officer

Name and Position
with Registrant          Name of Company                               Capacity
--------------------------------------------------------------------------------------------------------
Jeffrey M. Mortimer      Charles Schwab Investment Management, Inc.    Senior Vice President and Chief
Senior Vice President                                                  Investment Officer, Equities
and Chief Investment
Officer

Item 27.    Principal Underwriters.

            (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for the Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

            (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

            (c) Not applicable.

Item 28.    Location of Accounts and Records.

All accounts, books and other documents required to be maintained pursuant to
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant (transfer agency and shareholder records); Registrant's investment adviser and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California, 94104; Registrant's Custodian, PFPC Trust Company, 8800 Tinicum Blvd., Third Floor, Philadelphia, PA 19153 (ledgers, receipts and brokerage orders); Registrant's fund accountants, PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809; or Morgan Lewis Bockius, counsel to Registrant, 1701 Market Street, Philadelphia, PA 19103 (minute books, bylaws and declaration of trust).

Item 29.    Management Services.

Not applicable.

Item 30.    Undertakings.

Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 57 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 15th day of April, 2005.

                         THE CHARLES SCHWAB FAMILY OF FUNDS
                         Registrant

                         Charles R. Schwab*
                         -----------------
                         Charles R. Schwab, Chairman and Trustee

      Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 15th day of April, 2005.

Signature                              Title
---------                              -----
Charles R. Schwab*                     Chairman and Trustee
--------------------
Charles R. Schwab

Evelyn Dilsaver*                       President and Chief Executive Officer
--------------------
Evelyn Dilsaver

Mariann Byerwalter*                    Trustee
--------------------
Mariann Byerwalter

Donald F. Dorward*                     Trustee
--------------------
Donald F. Dorward

William A. Hasler*                     Trustee
--------------------
William A. Hasler

Robert G. Holmes*                      Trustee
--------------------
Robert G. Holmes

Gerald B. Smith*                       Trustee
--------------------
Gerald B. Smith

Donald R. Stephens*                    Trustee
--------------------
Donald R. Stephens

Michael W. Wilsey*                     Trustee
--------------------
Michael W. Wilsey

George Pereira*                        Treasurer and Principal Financial Officer
--------------------
George Pereira

*By: /s/ Timothy W. Levin
     --------------------
         Timothy W. Levin, Attorney-in-Fact
         Pursuant to Power of Attorney